Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Jul. 26, 2024
Entity Registrant Name	dei_EntityRegistrantName	Popular Total Return Fund, Inc.
Entity Central Index Key	dei_EntityCentralIndexKey	0001137184
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jan. 10, 2025
Document Effective Date	dei_DocumentEffectiveDate	Jan. 10, 2025
Prospectus Date	rr_ProspectusDate	Jul. 26, 2024
Popular Total Return Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Filed pursuant to 497(e) and 497(k)

File Nos. 333-259161 and 811-23695

POPULAR TOTAL RETURN FUND, INC.

(the “Fund”)

Supplement dated January 10, 2025 to the

Summary Prospectus and Prospectus of the Fund, dated July 26, 2024

Popular Total Return Fund, Inc.

The Board of Directors of the Fund has approved the offering of Class A shares of the Fund to holders of individual retirement accounts (“IRAs”). Effective immediately, individuals whose principal residence is in Puerto Rico may purchase Class A shares of the Fund by opening an IRA account with Banco Popular IRA Trust and authorizing it to purchase Class A shares for the IRA account. IRA accountholders of Banco Popular IRA Trust are strongly encouraged to review the disclosure statement and adoption agreement provided to them by Banco Popular IRA Trust upon opening an IRA, which contains information relating to the terms and conditions as well as the fees, expenses, and penalties applicable to such IRA.

This supplement provides updates and amendments to the Summary Prospectus, Prospectus, and Statement of Additional Information ("SAI") for the Popular Total Return Fund, Inc. (the "Fund").

Effective immediately, the Summary Prospectus, the Prospectus, and the SAI are amended as follows:

1.	The tables titled “Shareholder Fees” and “Annual Fund Operating Expenses” in the “Fees and Expenses of the Fund” section beginning on page 1 of the Summary Prospectus are restated as follows:

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The Distribution and/or Service (12b-1) Fee has been restated to reflect current fees.
Popular Total Return Fund | Class A Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.50%	[1]
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)	[2]
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.50%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[3]
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.68%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%	[4]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.46%
Popular Total Return Fund | Class C Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[5]
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)	[2]
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.50%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%	[3]
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.70%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%	[4]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.23%
Popular Total Return Fund | Class I Institutional Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none	[6]
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[6]
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)	[2],[6]
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.50%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[3]
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.69%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%	[4]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.22%

[1]	The maximum sales charge (load) imposed on purchases through individual retirement accounts (“IRA Accounts”) through purchases of shares by Banco Popular IRA Trust is 1.00%.
[2]	The Fund will impose a 2.00% redemption fee on redemptions made within five business days after acquiring shares.
[3]	The Distribution and/or Service (12b-1) Fee has been restated to reflect current fees.
[4]	Acquired Fund Fees and Expenses reflect the Fund’s pro rata share of the fees and expenses incurred by investing in certain other funds.
[5]	There is no contingent deferred sales charge (“CDSC”) on Class C Shares after one year.
[6]	There are no Class I Institutional Shares outstanding as of the date of this prospectus.